SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Effect on Balance Sheet Due to Adoption of Adoption of ASU 2020-06 (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt and other borrowings, net	$ 413,090	$ 413,910	$ 414,683	$ 413,788	$ 414,026		$ 399,115	$ 378,356	$ 297,773	$ 298,010
Additional paid-in capital	437,677	435,292	432,566	429,547	427,046		413,315	412,985	121,321	128,538
Deferred tax liabilities	23,272	25,248	33,454	35,034	38,196		37,925	36,378	40,462	42,375
Accumulated deficit	$ (266,728)	$ (248,238)	(178,677)	(164,400)	(153,610)		(142,337)	(130,135)	(125,762)	(119,560)
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt and other borrowings, net						$ 15,163
Additional paid-in capital						(11,613)
Deferred tax liabilities						(3,849)
Accumulated deficit						299
Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt and other borrowings, net						414,278
Additional paid-in capital						401,702
Deferred tax liabilities						34,076
Accumulated deficit						$ (142,038)
As previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt and other borrowings, net			414,683	413,788	414,026		399,115	378,356	297,773	298,010
Additional paid-in capital			432,897	429,878	427,377		413,646	413,316	121,321	128,538
Deferred tax liabilities			29,926	32,618	36,443		36,722	34,580	38,474	41,393
Accumulated deficit			$ (172,953)	$ (159,928)	$ (148,787)		$ (138,179)	$ (126,200)	$ (121,692)	$ (114,807)